THE ARBOR
                                      FUND


                         CALIFORNIA TAX EXEMPT PORTFOLIO
                        INSTITUTIONAL TAX FREE PORTFOLIO


                               SEMI-ANNUAL REPORT
                                  JULY 31, 1997


                                   Advised By
                    PNC Institutional Management Corporation

STATEMENT OF NET ASSETS                                           THE ARBOR FUND
July 31, 1997                                                        (Unaudited)

                                                Face
CALIFORNIA TAX EXEMPT                          Amount     Value
PORTFOLIO                                      (000)      (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 100.0%
CALIFORNIA -- 96.2%
Alameda/Contra Costa, School Financing
    Authority Capital Improvements,
    Ser D (A) (B) (C)
    3.450%, 10/01/97 ......................   $ 5,000    $ 5,000
Alameda/Contra Costa, School Financing
    Authority Certificate of Participation,
    Capital Improvement Project,
    Ser 1996A (A) (B) (C)
    3.350%, 10/01/97 ......................    12,000     12,000
Big Bear Lake, Industrial Development
    Revenue Bond, Southwest Gas
    Project, Ser A, AMT (A) (B) (C)
    3.400%, 08/01/97 ......................     6,200      6,200
Chula Vista, Industrial Development
    Revenue Bond, San Diego Gas &
    Electric Company, Ser 92B, AMT (A) (B)
    3.500%, 08/01/97 ......................     1,000      1,000
Chula Vista, Industrial Development
    Revenue Bond, San Diego Gas &
    Electric, Ser A (A) (B)
    3.450%, 08/01/97 ......................     8,550      8,550
Contra Costa County, Housing Authority
    Multi-Family Revenue Bond, Park
    Regency Project, Ser A, AMT (A) (B) (C)
    3.600%, 08/01/97 ......................    18,925     18,925
Foothill/Eastern Corridor Revenue Bond,
    Ser D (A) (B) (C)
    3.450%, 08/01/97 ......................    18,900     18,900
Golden Empire Schools, Educational
    Revenue Bond, Kern High School
    District Project, Ser 96 (A) (B) (C)
    3.500%, 08/01/97 ......................     5,000      5,000
Hayward, Multi-Family Housing Revenue
    Bond, Sharewood Housing Project,
    Ser 1984A (A) (B) (C)
    3.350%, 08/01/97 ......................     1,000      1,000

                                               Face
CALIFORNIA TAX EXEMPT                         Amount       Value
PORTFOLIO (continued)                          (000)       (000)
--------------------------------------------------------------------------------
Irvine Ranch Water Distribution Revenue
    Bond, Ser A (A) (B) (C)
    3.550%, 08/01/97 ......................   $ 7,700    $ 7,700
Irvine Ranch Water Distribution Revenue
    Bond, Ser B (A) (B) (C)
    3.550%, 08/01/97 ......................       500        500
Los Angeles County, Certificate of Participation,
    Unified School District, Parking Project,
    Ser B (A) (B) (C)
    3.800%, 10/01/97 ......................     2,000      2,000
Los Angeles County, Housing Authority
    Revenue Bond, Malibu Meadows II
    Project, Ser B (A) (B) (C)
    3.650%, 08/01/97 ......................     5,000      5,000
Los Angeles County, Pension Obligation
    Revenue Bond, Ser A (A) (B) (C)
    3.350%, 12/31/97 ......................     3,900      3,900
Los Angeles County, Pension Obligation
    Revenue Bond, Ser C (A) (B) (C)
    3.350%, 12/31/97 ......................     4,000      4,000
Los Angeles County, Sales Tax Revenue
    Bond, Ser A (A) (B) (C)
    3.350%, 01/01/98 ......................     8,850      8,850
Modesto/Santa Clara/Redding Utility
    Revenue Bond, San Juan Project,
    Ser B (A) (B) (C)
    3.350%, 08/01/97 ......................     1,900      1,900
Monterey Peninsula, Certificate of
    Participation, Wastewater Reclamation
    Project (A) (B) (C)
    3.550%, 08/01/97 ......................       600        600
MSR Public Power Agency Revenue Bond,
    San Juan Project, Ser B (A) (B) (C)
    3.350%, 08/01/97 ......................     3,300      3,300
MSR Public Power Agency Revenue Bond,
    San Juan Project, Ser D (A) (B) (C)
    3.400%, 01/01/98 ......................     1,000      1,000
Northern California Public Power Agency
    Revenue Bond, Geothermal Project
    No. 3-A (A) (B) (C)
    3.350%, 08/01/97 ......................    10,000     10,000
Oakland, Children Hospital Medical Center
    Revenue Bond, Ser B (A) (B) (C)
    3.400%, 11/15/97 ......................     4,100      4,100

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS (continued)                               THE ARBOR FUND
July 31, 1997                                                        (Unaudited)

                                               Face
CALIFORNIA TAX EXEMPT                         Amount       Value
PORTFOLIO (continued)                          (000)       (000)
--------------------------------------------------------------------------------
Pollution Control Authority Re venue Bond,
    Plant Industrial Development Chevron
    USA Project, Ser 83
    3.900%, 08/01/97 ......................   $ 2,400    $ 2,401
Pollution Control Finance Authority Revenue
    Bond, Exxon Project (A) (B)
    3.400%, 08/01/97 ......................     1,600      1,600
Pollution Control Finance Authority
    Revenue Bond, Shell Oil Project,
    Ser 85A, AMT (A) (B)
    3.550%, 08/01/97 ......................     7,200      7,200
Pollution Control Finance Authority
    Revenue Bond, Southern California
    Edison, Ser B (A) (B)
    3.400%, 08/01/97 ......................       200        200
Pollution Control Finance Authority
    Revenue Bond, Southern California
    Edison, Ser C (A) (B)
    3.400%, 08/01/97 ......................     7,100      7,100
Pollution Control Finance Authority
    Revenue Bond, Southern California
    Edison, Ser D (A) (B)
    3.400%, 08/01/97 ......................     9,900      9,900
Pollution Control Resource Recovery
    Revenue Bond, Atlantic Richfield
    Project, Ser 94, AMT (A) (B)
    3.650%, 08/01/97 ......................    12,400     12,400
Pollution Control Revenue Bond,
    AMT (A) (B) (C)
    3.450%, 08/06/97 ......................     7,100      7,100
Pollution Control Revenue Bond, Colmac
    Energy Project, Ser A, AMT (A) (B) (C)
    3.400%, 08/01/97 ......................     4,000      4,000
Pollution Control Revenue Bond, Pacific
    Gas & Electric Project, Ser 96,
    AMT (A) (B) (C)
    3.450%, 08/15/97 ......................     1,000      1,000
Pollution Control Revenue Bond, Pacific Gas
    and Electric Project, Ser 96G (A) (B)
    3.550%, 08/01/97 ......................     3,600      3,600
Pollution Control Revenue Bond, Sierra
    Pacific Project (A) (B) (C)
    3.500%, 08/01/97 ......................     7,400      7,400
Pollution Control Revenue Bond, Southern
    California Edison Project,
    Ser A (A) (B) (C)
    3.400%, 09/01/97 ......................     2,500      2,500

                                                 Face
CALIFORNIA TAX EXEMPT                           Amount     Value
PORTFOLIO (continued)                            (000)     (000)
--------------------------------------------------------------------------------
Pollution Control Revenue Bond, Southdown
    Project, Ser B (A) (B) (C)
    3.600%, 08/01/97 ......................    $  600      $ 600
Pollution Control Revenue Bond, U.S. Borax
    Project, Ser 95A (A) (B) (C)
    3.550%, 08/01/97 ......................     5,100      5,100
Redlands, Multi-Family Revenue Bond,
    Ser A (A) (B) (C)
    3.400%, 08/01/97 ......................     3,000      3,000
Riverside County, California Riverside
    County Public Facilities Certificate of
    Participation, Ser 85A (A) (B) (C)
    3.550%, 08/01/97 ......................     1,000      1,000
Riverside County, Industrial Development
    Authority Revenue Bond, Cal-Mold
    Project, Ser 97, AMT (A) (B) (C)
    3.550%, 08/06/97 ......................     1,000      1,000
San Bernardino County, Certificate of
    Participation, Center Refinancing
    Project, Ser 96 (A) (B) (C)
    3.400%, 08/01/97 ......................     2,500      2,500
San Bernardino County, Housing Authority
    Revenue Bond, Mountain View
    Apartments, Ser A (A) (B) (C)
    3.450%, 08/01/97 ......................     2,800      2,800
San Diego, Housing Authority Multi-Family
    Revenue Bond, Lusk Mira Apartments
    Project, Ser 85E (A) (B) (C)
    3.400%, 08/01/97 ......................     3,600      3,600
San Diego, Housing Authority Revenue
    Bond, LA Cima Apartments
    Project (A) (B) (C)
    3.400%, 08/01/97 ......................     8,300      8,300
San Francisco, City & County Redevelopment
    Agency, Multi-Family Revenue Bond,
    Fillmore Center Project,
    Ser 92B - 1 (A) (B) (C)
    3.350%, 10/01/97 ......................     8,900      8,900
San Francisco, City & County
    Redevelopment Agency Revenue
    Bond, Bayside Village Project,
    Ser A (A) (B) (C)
    3.700%, 08/06/97 ......................     5,100      5,100


    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS (continued)                               THE ARBOR FUND
July 31, 1997                                                        (Unaudited)

                                               Face
CALIFORNIA TAX EXEMPT                         Amount       Value
PORTFOLIO (continued)                          (000)       (000)
--------------------------------------------------------------------------------
San Jose, Redevelopment Agency Revenue
    Bond, Merged Area Redevelopment
    Project Ser A (A) (B) (C)
    3.350%, 08/01/97 ......................   $ 8,600    $ 8,600
San Jose, Redevelopment Agency Revenue
    Bond, Merged Area Redevelopment
    Project (A) (B) (C)
    3.600%, 08/01/97 ......................     7,800      7,800
San Jose/Santa Clara, Water Financing
    Authority Revenue Bond,
    Ser 95B (A) (B) (C)
    3.350%, 08/01/97 ......................     3,400      3,400
Santa Clara County, El Camino Hospital
    District Revenue Bond, Valley Medical
    Center Project, Ser 85A (A) (B) (C)
    3.400%, 08/01/97 ......................     7,800      7,800
Santa Clara County, El Camino Hospital
    District Revenue Bond, Valley Medical
    Center Project, Ser 85B (A) (B) (C)
    3.400%, 08/01/97 ......................    10,000     10,000
Santa Clara, Electric Revenue Bond,
    Ser 85B (A) (B) (C)
    3.400%, 08/01/97 ......................     2,905      2,905
Santa Clara, Transit Revenue Bond
    (A) (B) (C)
    3.500%, 08/01/97 ......................     1,100      1,100
Simi Valley, Public Finance Authority
    Revenue Bond (A) (B) (C)
    3.350%, 08/01/97 ......................     5,700      5,700
Southeast Resource Recovery Facilities
    Authority Revenue Bond,
    Ser A (A) (B) (C)
    3.500%, 08/01/97 ......................     9,500      9,500
Southeast Resource Recovery Facilities
    Authority Revenue Bond, Ser 95B,
    AMT (A) (B) (C)
    3.600%, 08/01/97 ......................     3,800      3,800
Southern California Public Power Authority
    Revenue Bond, Palo Verde Project,
    Ser B (A) (B) (C)
    3.350%, 08/06/97 ......................     3,670      3,670
Southern California Public Power Authority
    Revenue Bond, Transmission Project,
    Ser 91 (A) (B) (C)
    3.350%, 01/01/98 ......................    10,000     10,000

                                               Face
CALIFORNIA TAX EXEMPT                         Amount      Value
PORTFOLIO (continued)                          (000)      (000)
--------------------------------------------------------------------------------
State Health Facilities Finance Authority
    Revenue Bond, St. Joseph Hospital
    Project (A) (B)
    3.500%, 08/01/97 ......................    $4,100     $4,100
State Health Facilities Finance Authority
    Revenue Bond, Sutter Health Project,
    Ser B (A) (B) (C)
    3.500%, 08/01/97 ......................     1,900      1,900
State Health Facilities Industrial
    Development Revenue Bond,
    Scripps Memorial Hospital Project,
    Ser 85B (A) (B) (C)
    3.600%, 08/07/97 ......................     3,700      3,700
State Health Facilities Revenue Bond,
    Catholic Healthcare Project,
    Ser 88B (A) (B) (C)
    3.600%, 08/01/97 ......................     2,700      2,700
State Health Facilities Revenue Bond,
    Catholic Healthcare West Project,
    Ser D (A) (B) (C)
    3.550%, 08/01/97 ......................     2,000      2,000
State Health Facilities Revenue Bond,
    Kaiser Permanente Project,
    Ser 93A (A) (B)
    3.450%, 08/01/97 ......................     8,000      8,000
State Health Facilities Revenue Bond,
    Kaiser Permanente Project,
    Ser 93B (A) (B)
    3.450%, 08/01/97 ......................     3,600      3,600
State Health Facilities Revenue Bond,
    Scripps Memorial Hospital Project,
    Ser 91B (A) (B) (C)
    3.350%, 08/01/97 ......................     6,700      6,700
State Hospital Revenue Bond California
    Health Facility Finance
    Authority (A) (B) (C)
    3.500%, 08/01/97 ......................       800        800
State Housing Finance Agency, Single
    Family Mortgage Revenue Bond,
    Ser 97B AMT (A) (B) (C)
    3.700%, 04/01/98 ......................     3,540      3,540
State Housing Finance Agency, Multi-Family
    Revenue Bond, Ser 95, AMT (A) (B) (C)
    3.550%, 08/01/97 ......................     6,100      6,100


    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS (continued)                               THE ARBOR FUND
July 31, 1997                                                        (Unaudited)

                                                Face
CALIFORNIA TAX EXEMPT                          Amount      Value
PORTFOLIO (continued)                           (000)      (000)
--------------------------------------------------------------------------------
Statewide Community Development Authority
    Revenue Bond, Apartment Development,
    Ser 95 A (A) (B) (C)
    3.400%, 08/15/97 ......................   $ 1,200   $  1,200
Statewide Community Development Authority
    Revenue Bond, Irvine County Project,
    Ser 95A-6 (A) (B) (C)
    3.400%, 08/15/97 ......................     7,100      7,100
Vallejo, Multi-Family Housing Authority
    Revenue Bond, Crow Western Project,
    Phase I, Ser 85C (A) (B) (C)
    3.550%, 08/01/97 ......................     9,200      9,200
West Basin Municipal Water Revenue
    Bond, Ser B (A) (B) (C)
    3.350%, 08/06/97 ......................     8,000      8,000
                                                        --------
        Total California ..................              380,641
                                                        --------
PUERTO RICO -- 3.8%
Puerto Rico Commonwealth Government
    Development Revenue Bond
     (A) (B) (C)
    3.250%, 08/06/97 ......................    12,000     12,000
Puerto Rico Commonwealth Highway &
    Transportation Authority Revenue Bond,
    Ser X (A) (B) (C)
    3.250%, 08/06/97 ......................     3,000      3,000
                                                        --------
        Total Puerto Rico .................               15,000
                                                        --------
        Total Municipal Bonds
           (Cost $395,641) ................              395,641
                                                        --------
        Total Investments -- 100.0%
           (Cost $395,641) ................              395,641
                                                        --------
OTHER ASSETS AND LIABILITIES -- 0.0%
Other Assets and Liabilities, Net .........                   24
                                                        --------


CALIFORNIA TAX EXEMPT                                    Value
PORTFOLIO (concluded)                                    (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares (unlimited authorization -- no
    par value) based on 395,754,317
    outstanding shares of beneficial interest           $395,754
Accumulated Net Realized Loss
    on Investments ........................                  (89)
                                                        --------
Total Net Assets -- 100.0% ................             $395,665
                                                        ========
Net Asset Value, Offering and Redemption
    Price Per Share .......................                $1.00
                                                        ========
(A) Variable Rate Securities -- The rate reported in the Statement of Net Assets is the rate in effect on July 31, 1997.
(B) Put or Demand features exist requiring the issuer to repurchase the instrument prior to maturity. The maturity date shown is the lesser of the put, demand or maturity date.
(C) Securities are held in connection with a guarantee, guaranteed investment contract, letter of credit or standby bond purchase agreement issued by a major commercial bank or other financial institution.
AMT -- Alternative Minimum Tax
Ser -- Series


    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS (continued)                               THE ARBOR FUND
July 31, 1997                                                        (Unaudited)

                                                Face
INSTITUTIONAL TAX FREE                         Amount      Value
PORTFOLIO                                       (000)      (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 99.7%
ARIZONA -- 3.7%
Apache County, Industrial Development
    Authority, Revenue Bond, Tucson
    Electric Power Project, Ser 83A (A) (B)
    3.650%, 08/15/97 ......................   $ 2,100    $ 2,100
                                                         -------
DISTRICT OF COLUMBIA -- 6.5%
General Obligation, Ser A-5 (A) (B) (C)
    3.850%, 08/01/97 ......................     2,700      2,700
Metropolitan Airport Authority
    Project, TECP (C)
    3.700%, 09/26/97 ......................     1,000      1,000
                                                         -------
        Total District of Columbia ........                3,700
                                                         -------
FLORIDA -- 0.2%
Dade County, Industrial Development
    Authority, Revenue Bond, Power &
    Light Project (A) (B)
    3.700%, 08/01/97 ......................       100        100
                                                         -------
GEORGIA -- 5.1%
Fulton County, Educational Revenue
    Bond, Alfred and Adele Davis
    Academy Project (A) (B) (C)
    3.700%, 08/01/97 ......................     2,000      2,000
Monroe County, Pollution Control
    Development Authority,
    Revenue Bond (A) (B)
    3.650%, 08/01/97 ......................       900        900
                                                         -------
        Total Georgia .....................                2,900
                                                         -------
ILLINOIS -- 13.1%
Chicago, O'Hare International Airport,
    Revenue Bond (A) (B) (C)
    3.650%, 08/01/97 ......................     2,200      2,200
State Development Authority Finance,
    Pollution Control Revenue Bond,
    Power Company Project,
    AMT (A) (B) (C)
    3.850%, 08/01/97 ......................     1,100      1,100
State Educational Revenue Bond, Art
    Institute of Chicago Project (A) (B) (C)
    3.650%, 08/01/97 ......................     1,700      1,700

                                               Face
INSTITUTIONAL TAX FREE                        Amount      Value
PORTFOLIO (continued)                          (000)      (000)
--------------------------------------------------------------------------------
State Industrial Development Authority,
    Revenue Bond, Webster Wayne
    Shopping Center Project (A) (B) (C)
    3.700%, 08/01/97 ......................   $ 2,440    $ 2,440
                                                         -------
        Total Illinois ....................                7,440
                                                         -------
INDIANA -- 7.8%
Indiana Health Facility Finance Authority
    Revenue Bond (A) (B) (C)
    3.650%, 08/01/97 ......................     2,200      2,200
Sullivan, National Rural Utilities Finance,
    Ser 1985-L-2 TECP
    3.500%, 08/07/97 ......................     2,200      2,200
                                                         -------
        Total Indiana .....................                4,400
                                                         -------
IOWA -- 3.5%
State Higher Education Learning Authority,
    Revenue Bond (A) (B) (C)
    3.650%, 08/01/97 ......................     2,000      2,000
                                                         -------
MISSOURI -- 10.1%
State Environmental Improvement and
    Energy Resource Authority, Revenue
    Bond, Monsanto Project (A) (B)
    3.650%, 08/01/97 ......................     2,550      2,550
State Health and Educational Facilities
    Authority Revenue Bond, Sisters of
    Mercy Health System Project,
    Ser B (A) (B) (C)
    3.600%, 08/01/97 ......................     2,000      2,000
State Health and Educational Facilities
    Authority Revenue Bond, Washington
    University Project, Ser A (A) (B) (C)
    3.700%, 08/01/97 ......................     1,200      1,200
                                                         -------
        Total Missouri ....................                5,750
                                                         -------
MONTANA -- 2.5%
Forsyth Pollution Control Revenue Bond,
    Portland General Electric Project,
    Ser C (A) (B) (C)
    3.650%, 08/01/97 ......................     1,400      1,400
                                                         -------

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS (continued)                               THE ARBOR FUND
July 31, 1997                                                        (Unaudited)

                                                Face
INSTITUTIONAL TAX FREE                         Amount      Value
PORTFOLIO (continued)                           (000)      (000)
--------------------------------------------------------------------------------
NEW MEXICO -- 1.9%
Hurley Pollution Control Authority,
    Revenue Bond (A) (B)
    3.700%, 08/01/97 ......................    $1,100    $ 1,100
                                                         -------
NEW YORK -- 0.2%
State Thruway Authority Revenue
    Bond (A) (B) (C)
    3.750%, 08/01/97 ......................       100        100
                                                         -------
NORTH CAROLINA -- 5.0%
State Hospital Revenue Bond,
    Moses H. Cone Memorial Hospital
    Project (A) (B) (C)
    3.650%, 08/01/97 ......................     2,200      2,200
Wake County, Industrial Facilities Finance
    Authority, Revenue Bond, Power and
    Light Project, Ser B (A) (B) (C)
    3.800%, 08/06/97 ......................       600        600
                                                         -------
        Total North Carolina ..............                2,800
                                                         -------
NORTH DAKOTA -- 1.8%
Fargo Industrial Development Revenue
    Bond, Owen Industries
    Project (A) (B) (C)
    3.850%, 08/01/97 ......................     1,000      1,000
                                                         -------
OHIO -- 7.2%
Clermont County Hospital Facility
    Revenue Bond, Mercy Health
    System Project, Ser B (A) (B)
    3.600%, 08/01/97 ......................     2,100      2,100
Youngstown Industrial Development
    Revenue Bond, Portage Transformer
    Project (A) (B) (C)
    3.800%, 08/01/97 ......................     2,000      2,000
                                                         -------
        Total Ohio ........................                4,100
                                                         -------
OKLAHOMA -- 2.1%
Muskogee Gas and Electric Pollution
    Control, Revenue Bond (A) (B)
    3.650%, 08/06/97 ......................     1,200      1,200
                                                         -------

                                                Face
INSTITUTIONAL TAX FREE                         Amount     Value
PORTFOLIO (continued)                           (000)     (000)
--------------------------------------------------------------------------------
PENNSYLVANIA -- 1.4%
Beaver County, Industrial Development
    Authority, Revenue Bond, Atlantic
    Richfield Project (A) (B)
    3.700%, 08/01/97 ......................    $  800     $  800
                                                          ------
SOUTH DAKOTA -- 4.8%
Lawrence County Pollution Control
    Revenue Bond, Homestake Mining
    Project, Ser 83 (A) (B) (C)
    3.750%, 08/01/97 ......................     2,700      2,700
                                                          ------
TENNESSEE -- 1.8%
Montgomery County, Public Building
    Authority, Revenue Bond (A) (B) (C)
    3.700%,08/01/97 .......................     1,000      1,000
                                                          ------
TEXAS -- 9.0%
Brazos River Pollution Control Authority,
    Electric Project, AMT, Ser B (A) (B) (C)
    3.750%, 08/01/97 ......................     1,000      1,000
Port Arthur Navigation District Revenue
    Bond, Texaco Project (A) (B)
    3.750%, 08/01/97 ......................     1,100      1,100
State TRAN
    4.750%, 08/29/97 ......................     3,000      3,002
                                                          ------
        Total Texas .......................                5,102
                                                          ------
VIRGINIA -- 4.2%
Fairfax County, Industrial Development
    Authority Revenue Bond, Fairfax
    Hospital System Project,
    Ser C (A) (B) (C)
    3.650%, 08/06/97 ......................     2,400      2,400
                                                          ------
WASHINGTON -- 4.4%
State Public Power Supply System
    Revenue Bond, Nuclear Project,
    Ser 3A-2 (A) (B) (C)
    3.650%, 08/01/97 ......................     2,500      2,500
                                                          ------
WISCONSIN -- 3.4%
Oak Creek, Industrial Development
    Authority, Revenue Bond, Electric
    Power Project, Ser 83A (A) (B) (C)
    3.650%, 08/01/97 ......................     1,900      1,900
                                                          ------

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS (concluded)                               THE ARBOR FUND
July 31, 1997                                                        (Unaudited)


INSTITUTIONAL TAX FREE                                    Value
PORTFOLIO (concluded)                                     (000)
--------------------------------------------------------------------------------
        Total Municipal Bonds
           (Cost $56,492) .................              $56,492
                                                         -------
        Total Investments-- 99.7%
           (Cost $56,492) .................               56,492
                                                         -------
OTHER ASSETS AND LIABILITIES -- 0.3%
Other Assets and Liabilities, Net .........                  174
                                                         -------


NET ASSETS:
Portfolio Shares (unlimited authorization -- no
    par value) based on 56,698,497 outstanding
    shares of beneficial interest .........               56,698
Accumulated Net Realized Loss
    on Investments ........................                  (32)
                                                         -------
Total Net Assets -- 100.0% ................              $56,666
                                                         =======
Net Asset Value, Offering and Redemption
    Price Per Share .......................                $1.00
                                                         =======
(A) Variable Rate Security -- The rate reported in the Statement of Net Assets is the rate in effect on July 31, 1997.
(B) Put or Demand features exist requiring the issuer to repurchase the instrument prior to maturity. The maturity date shown is the lesser of the put date, demand date or maturity date.
(C) Security is held in connection with a guarantee, guaranteed investment contract, letter of credit or standby bond purchase agreement issued by a major commercial bank or other financial institution.
AMT -- Alternative Minimum Tax
Ser -- Series
TECP -- Tax Exempt Commercial Paper
TRAN -- Tax and Revenue Anticipation Note


    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)                                     THE ARBOR FUND
For the Six Month Period Ended July 31, 1997                         (Unaudited)

                                                             CALIFORNIA    INSTITUTIONAL
                                                             TAX EXEMPT      TAX FREE
                                                              PORTFOLIO      PORTFOLIO
----------------------------------------------------------------------------------------
 Investment Income:
   Interest Income.......................................      $8,470         $1,126
----------------------------------------------------------------------------------------
      Total Investment Income............................       8,470          1,126
----------------------------------------------------------------------------------------
 Expenses:
   Administration Fees...................................         553            108
   Less: Waiver of Administration Fees...................         (90)           (95)
   Investment Advisory Fees..............................         228             29
   Custodian Fees........................................          19             --
   Transfer Agent Fees...................................          24             13
   Professional Fees.....................................          27              1
   Registration Fees.....................................           2              1
   Trustee Fees..........................................           4             --
   Printing Expenses.....................................          21              4
   Other Expenses........................................           4             --
----------------------------------------------------------------------------------------
      Total Expenses.....................................         792             61
----------------------------------------------------------------------------------------
   Net Investment Income.................................       7,678          1,065
----------------------------------------------------------------------------------------
   Net Realized Loss on Investments......................         (23)            --
----------------------------------------------------------------------------------------
   Increase in Net Assets Resulting From Operations......      $7,655         $1,065
========================================================================================

Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.


STATEMENT OF CHANGES IN NET ASSETS (000)                                                     THE ARBOR FUND
For the Six Month Period Ended July 31, 1997 (Unaudited) and the Year Ended January 31, 1997

                                                                         CALIFORNIA          INSTITUTIONAL
                                                                         TAX EXEMPT            TAX FREE
                                                                          PORTFOLIO            PORTFOLIO
                                                                   ---------------------  --------------------
                                                                   2/1/97 TO   2/1/96 TO  2/1/97 TO  2/1/96 TO
                                                                    7/31/97     1/31/97    7/31/97    1/31/97
--------------------------------------------------------------------------------------------------------------
Investment Operations:
   Net Investment Income .......................................   $  7,678  $   13,739   $  1,065  $  2,362
   Net Realized Loss on Securities Sold .........................       (23)         (2)        --        (9)
--------------------------------------------------------------------------------------------------------------
Increase in Net Assets Resulting from Investment Operations ....      7,655      13,737      1,065     2,353
--------------------------------------------------------------------------------------------------------------
Distributions:
   Net Investment Income .......................................     (7,672)    (13,745)    (1,065)   (2,362)
   Net Realized Gains on Securities Sold .......................         --          --         --        --
--------------------------------------------------------------------------------------------------------------
      Total Distributions ......................................     (7,672)    (13,745)    (1,065)   (2,362)
--------------------------------------------------------------------------------------------------------------
Capital Share Transactions (at $1.00 per share):
   Proceeds from Shares Issued .................................    832,932   1,827,668    126,592   366,265
   Cost of Shares Redeemed .....................................   (925,988) (1,730,604)  (127,500) (425,418)
--------------------------------------------------------------------------------------------------------------
      Increase (Decrease) in Net Assets From Capital Share
         Transactions ..........................................    (93,056)     97,064       (908)  (59,153)
--------------------------------------------------------------------------------------------------------------
      Total Increase (Decrease) in Net Assets ..................    (93,073)     97,056       (908)  (59,162)
--------------------------------------------------------------------------------------------------------------
 Net Assets:
   Beginning of Period .........................................    488,738     391,682     57,574   116,736
--------------------------------------------------------------------------------------------------------------
   End of Period ...............................................   $395,665  $  488,738   $ 56,666  $ 57,574
==============================================================================================================

Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.


FINANCIAL HIGHLIGHTS                                                                          THE ARBOR FUND
For a Share Outstanding Throughout the Period
For the Six Month Period Ended July 31, 1997 (Unaudited) and the Periods Ended January 31,


                                         REALIZED                                 NET
                NET ASSET                  AND      DISTRIBUTIONS                ASSET
                  VALUE         NET     UNREALIZED    FROM NET                   VALUE            NET ASSETS
                BEGINNING   INVESTMENT  LOSSES ON    INVESTMENT   CONTRIBUTION   END OF   TOTAL     END OF
                OF PERIOD     INCOME    SECURITIES     INCOME      OF CAPITAL    PERIOD  RETURN  PERIOD (000)
------------------------------------------------------------------------------------------------------------
 CALIFORNIA TAX EXEMPT PORTFOLIO
    1997**...     $1.00       0.016          --       (0.016)          --       $1.00     3.23%*  $395,665
    1997.....      1.00       0.030          --       (0.030)          --        1.00     3.09     488,738
    1996.....      1.00       0.034          --       (0.034)          --        1.00     3.42++   391,682
    1995.....      1.00       0.027       (.008)      (0.027)        .008        1.00     2.79+    396,004
    1994(1)..      1.00       0.007          --       (0.007)          --        1.00     2.17*    402,814
 INSTITUTIONAL TAX FREE PORTFOLIO
    1997**...     $1.00       0.017          --       (0.017)          --       $1.00     3.51%*   $56,666
    1997.....      1.00       0.033          --       (0.033)          --        1.00     3.37      57,574
    1996.....      1.00       0.036          --       (0.036)          --        1.00     3.69     116,736
    1995.....      1.00       0.028          --       (0.028)          --        1.00     2.80     113,724
    1994(1)..      1.00       0.007          --       (0.007)          --        1.00     2.20*    130,768
============================================================================================================


                                        RATIO OF    RATIO OF
                                        EXPENSES       NET
                 RATIO OF    RATIO OF      TO       INCOME TO
                 EXPENSES      NET      AVERAGE      AVERAGE
                    TO      INCOME TO      NET         NET
                  AVERAGE    AVERAGE     ASSETS      ASSETS
                    NET        NET     (EXCLUDING  (EXCLUDING
                  ASSETS      ASSETS     WAIVERS)    WAIVERS)
-------------------------------------------------------------
 CALIFORNIA TAX EXEMPT PORTFOLIO
    1997**...      0.33%*     3.20%*      0.37%*      3.16%*
    1997.....      0.33       3.04        0.38        2.99
    1996.....      0.42       3.36        0.42        3.36
    1995.....      0.28       2.72        0.34        2.66
    1994(1)..      0.28*      2.14*       0.34*       2.08*
 INSTITUTIONAL TAX FREE PORTFOLIO
    1997**...      0.20%*     3.49%*      0.51%*      3.18%*
    1997.....      0.22       3.29        0.48        3.03
    1996.....      0.30       3.60        0.48        3.42
    1995.....      0.30       2.73        0.46        2.57
    1994(1)..      0.30*      2.17*       0.47*       2.00*
=============================================================

Amounts designated as "--" are either $0 or have been rounded to $0.
*  Annualized
** For the six month period ended July 31, 1997 (Unaudited).
+ The total return for the period ended January 31, 1995 includes the effect of a capital contribution from an affiliate of the former adviser. Without the capital contribution, the total return would have been .74%.
++ The total return for the period ended January 31, 1996 includes the effect of a capital contribution from an affiliate of the former adviser. Without the capital contribution, the total return would have been 2.42%.
(1)Commenced operations on October 6, 1993.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                                     THE ARBOR FUND
July 31, 1997                                                        (Unaudited)


1. Organization:

THE CALIFORNIA TAX EXEMPT AND INSTITUTIONAL TAX FREE PORTFOLIOS are separate investment portfolios of The Arbor Fund (the "Trust"). The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated July 24, 1992 and had no operations through February 1, 1993 other than those related to organizational matters and the sale of initial shares to SEI Fund Resources (the "Administrator") on October 9, 1992. SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company, is the owner of all beneficial interest in the Administrator. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management company. These financial statements relate to the Trust's California Tax Exempt Portfolio and Institutional Tax Free Portfolio (the "Portfolios"). The Portfolios' prospectus provides a description of each Portfolio's investment objectives, policies and strategies. The assets of each portfolio are segregated, and a shareholder's interest is limited to the Portfolio in which shares are held.
The Portfolios commenced operations on October 6, 1993 ("commencement of operations"). Subsequent to July 31, 1997, on August 25, 1997, the California Tax Exempt Portfolio ceased operations when all of the outstanding shares of the Portfolio were redeemed. SEI Investments Management Corporation voluntarily agreed to bear the costs associated with the liquidation of the Portfolio which approximated $92,000.

2.  Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Portfolios.

SECURITY VALUATION--Investment securities held by the Portfolios are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

FEDERAL INCOME TAXES--It is each Portfolio's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income tax is required in the financial statements.

SECURITY TRANSACTIONS AND RELATED INCOME--Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is accrued as earned. Costs used in determining realized gains and losses on the sale of investment securities are those of the specific securities sold.

EXPENSES--Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses of the Trust are prorated to the Portfolios on the basis of relative net assets.

OTHER--Distributions from net investment income are declared daily and paid monthly to Shareholders. Any net realized gains on sales of securities are distributed to Shareholders at least annually.

3. Administration and Distribution Agreements:

The Trust and the Administrator have entered into an Administration Agreement dated January 28, 1993 (the "Administration Agreement"). Under terms of the Administration Agreement, the Administrator is entitled to a fee, which is calculated daily and paid monthly at an annual rate of .23% and .30% of the average daily net assets of the California Tax Exempt and Institutional Tax Free Portfolios, respectively. The Administrator has agreed to voluntarily waive a portion of its fee in order to limit annual operating expenses to .33% of the California Tax Exempt Portfolio's average daily net assets and .20% of the average daily net assets of the Institutional Tax Free Portfolio effective March 15, 1996. Fee waivers by the Administrator are voluntary

NOTES TO FINANCIAL STATEMENTS (continued)                         THE ARBOR FUND
July 31, 1997                                                        (Unaudited)

and may be terminated at any time. The Administrator also serves as the shareholder servicing agent for the portfolios. Compensation for this service is paid under the Administration Agreement.

The Trust and SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments Company, have entered into a Distribution Agreement (the "Distribution Agreement"). The Distributor receives no fees for its services under the Distribution Agreement.

4. Investment Advisory Agreement:

The Trust has entered into an investment advisory agreement (the "Advisory Agreement") with PNC Institutional Management Corporation (the "Adviser"), a wholly-owned subsidiary of PNC Bank, N.A., dated December 1, 1995. Under the terms of the Advisory Agreement, the Adviser is entitled to a fee, that is calculated daily and paid monthly, at an annual rate of .095% of the average daily net assets of each of the California Tax Exempt and Institutional Tax Free Portfolios.

5. Organizational Costs and Transactions with Affiliates:

Organizational costs have been capitalized by the Trust and are being amortized over sixty months beginning with the commencement of operations. In the event any of the initial shares of the Trust are redeemed by any holder thereof during the period that the Trust is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Trust will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

Certain officers and a trustee of the Trust are also officers of the Administrator and/or Distributor. Such officers and trustee are not compensated by the Trust for serving in their respective roles.

On December 15, 1994, Prudential Securities Group, Inc. ("PSG"), an affiliate of the former adviser to the Portfolio, granted to the California Tax Exempt Portfolio (the "California Portfolio") the right to require PSG to purchase from the California Portfolio sufficient amounts of two bonds, at amortized cost plus accrued interest, in order to maintain the California Portfolio's marked-to-market net asset value per share at no less than $.9971 (the "Agreement"). The California Portfolio's rights under the Agreement provided for immediate exercise upon the occurrence of certain conditions, including reaching the date of July 19, 1995.

The securities subject to the Agreement were:

  PAR
 (000)                    DESCRIPTION
--------        --------------------------------------
$ 5,000         Orange County TRAN, 4.5%, 7/19/95
$20,000         Orange County Teeter Note, 4.2%, 6/30/95

TRAN--Tax and Revenue Anticipation Note

On the date of the Agreement, the California Portfolio recorded an unrealized loss of $3,012,750 for the difference between the market value of the bonds and their amortized cost and a contribution to capital in the same amount.

On March 13, 1995, PSG extended the date of the Agreement until the maturity date for each security subject to the Agreement. In connection with this extension, the California Portfolio recorded an unrealized loss of $29,557 and a contribution to capital in the same amount.

On June 30, 1995, the Orange County Teeter Note matured and the California Portfolio received the full face amount of the note plus accrued interest. On July 19, 1995, the California Portfolio exercised its right under the Agreement and put the Orange County TRAN to PSG for an amount equivalent to the full face amount plus accrued interest.

NOTES TO FINANCIAL STATEMENTS (concluded)                         THE ARBOR FUND
July 31, 1997                                                        (Unaudited)

The California Portfolio then recognized a realized loss of $3,042,307 and a corresponding reduction in unrealized depreciation in the Statement of Operations. The realized loss was then reclassified from the California Portfolio's accumulated net realized losses to paid-in-capital. The reclassification had no effect on the California Portfolio's net asset value per share.

6. Concentration of Credit Risk:

The Portfolios invest primarily in municipal money market instruments maturing in 397 days or less whose ratings are within the highest ratings category assigned by a nationally recognized statistical rating organization or, if not rated, are believed to be of comparable quality. The ability of the issuers of the securities held by the Portfolios to meet their obligations may be affected by economic and political developments in a specific industry, state or region.

                                      NOTES

INVESTMENT ADVISER
PNC Institutional Management Corporation

DISTRIBUTOR
SEI Investments Distribution Co.
Oaks, PA 19456

FOR MORE INFORMATION CALL:
1-800-545-6331